Commitments and Contingencies (Details) (USD $)	3 Months Ended
Sep. 30, 2013
Warranty [Abstract]
Period of warranty on products, minimum	1 year
Period of warranty on products, maximum	2 years
Schedule of changes in product liability included in accrued liabilities [Roll Forward]
Balance at July 1, 2013	$ 489,000
Warranties issued during the period	37,000
Settlements made during the period	(60,000)
Changes in liability for pre-existing warranties during the period	(121,000)
Balance at September 30, 2013	$ 345,000